Income tax expense - Current and deferred components of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current and deferred components of income taxes
Current tax expense	¥ 410,478		¥ 646,979	¥ 241,792
Deferred tax benefit	(38,898)	$ (5,640)	(15,553)	(11,260)
Income tax expense	¥ 371,580	$ 53,874	¥ 631,426	¥ 230,532